AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 99.6%
Communication Services - 11.8%
HYBE Co., Ltd. (South Korea)	2,216	$420,902
NetEase, Inc. (China)	62,000	1,883,086
NetEase, Inc., ADR (China)	10,506	1,596,807
REA Group, Ltd. (Australia)	5,830	891,513
Tencent Holdings, Ltd. (China)	83,939	7,152,409

Total Communication Services		11,944,717
Consumer Discretionary - 11.1%
Alibaba Group Holding, Ltd. (China)	239,650	5,359,561
Aristocrat Leisure, Ltd. (Australia)	21,439	992,486
BYD Co., Ltd., Class H (China)	33,900	479,166
Eternal, Ltd. (India)*	684,043	2,511,215
Meituan, Class B (China)*,1	40,300	538,358
Pop Mart International Group, Ltd. (China)[1]	38,900	1,332,396

Total Consumer Discretionary		11,213,182
Consumer Staples - 0.9%
Eastroc Beverage Group Co., Ltd., Class A (China)	20,900	893,112
Financials - 8.5%
DBS Group Holdings, Ltd. (Singapore)	31,000	1,229,392
Futu Holdings, Ltd., ADR (Hong Kong)	16,008	2,783,951
HDFC Bank, Ltd., ADR (India)	47,952	1,638,040
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	21,000	1,192,182
ICICI Bank, Ltd. (India)	49,721	753,534
KB Financial Group, Inc. (South Korea)	11,363	937,856

Total Financials		8,534,955
Health Care - 8.1%
Akeso, Inc. (China)*,1,2	142,000	2,579,869
CSPC Pharmaceutical Group, Ltd. (China)	406,000	489,043
Hansoh Pharmaceutical Group Co., Ltd. (China)[1,2]	216,500	1,004,326
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	169,900	1,708,866
Wuxi Biologics Cayman, Inc. (China)*,1	203,500	1,074,584
WuXi XDC Cayman, Inc. (China)*	125,000	1,262,324

Total Health Care		8,119,012
Industrials - 26.1%
Contemporary Amperex Technology Co., Ltd., Class A (China)	98,200	5,569,259
Hanwha Aerospace Co., Ltd. (South Korea)	8,518	6,736,336
	Shares	Value

HD Hyundai Electric Co., Ltd. (South Korea)	15,069	$6,267,757
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	12,774	4,691,931
Samsung C&T Corp. (South Korea)	10,084	1,327,933
Sieyuan Electric Co., Ltd., Class A (China)	39,700	608,618
Sungrow Power Supply Co., Ltd., Class A (China)	50,100	1,143,634

Total Industrials		26,345,468
Information Technology - 31.9%
Delta Electronics, Inc. (Taiwan)	163,000	4,591,727
Foxconn Industrial Internet Co., Ltd., Class A (China)	118,400	1,105,557
Hon Hai Precision Industry Co., Ltd. (Taiwan)	140,000	999,620
MediaTek, Inc. (Taiwan)	38,000	1,648,050
NAURA Technology Group Co., Ltd., Class A (China)	29,779	1,897,387
Quanta Computer, Inc. (Taiwan)	138,000	1,321,923
Samsung Electronics Co., Ltd. (South Korea)	54,043	3,239,896
SK Hynix, Inc. (South Korea)	9,442	2,340,653
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	311,500	13,530,883
Xiaomi Corp., Class B (China)*	88,600	615,765
Zhongji Innolight Co., Ltd., Class A (China)	16,500	941,758

Total Information Technology		32,233,219
Materials - 1.2%
Pidilite Industries, Ltd. (India)	24,702	408,309
Zijin Gold International Co., Ltd. (Hong Kong)*	52,200	808,964

Total Materials		1,217,273

Total Common Stocks (Cost $69,350,242)		100,500,938
Short-Term Investments - 0.9%
Other Investment Companies - 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%[3]	374,261	374,261
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%[3]	561,392	561,392

Total Short-Term Investments (Cost $935,653)		935,653
Total Investments - 100.5% (Cost $70,285,895)		101,436,591
Other Assets, less Liabilities - (0.5)%		(509,116)
Net Assets - 100.0%		$100,927,475

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $6,529,533 or 6.5% of net assets.
[2]	Some of these securities, amounting to $2,145,157 or 2.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[3]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	—	$32,233,219	—	$32,233,219
Industrials	—	26,345,468	—	26,345,468
Communication Services	$1,596,807	10,347,910	—	11,944,717
Consumer Discretionary	—	11,213,182	—	11,213,182
Financials	4,421,991	4,112,964	—	8,534,955
Health Care	—	8,119,012	—	8,119,012
Materials	808,964	408,309	—	1,217,273
Consumer Staples	—	893,112	—	893,112
Short-Term Investments
Other Investment Companies	935,653	—	—	935,653
Total Investments in Securities	$7,763,415	$93,673,176	—	$101,436,591

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2025, was as follows:
Country	% of Long-Term Investments
Australia	1.9
China	39.0
Hong Kong	4.8
India	5.3
Singapore	1.2
South Korea	25.8
Taiwan	22.0
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,145,157	—	$2,299,590	$2,299,590
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	3.750%-4.750%	04/15/26-08/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.